Annual Fund Operating Expenses - Long-Term US Government Bond Portfolio - Long-Term US Government Bond Portfolio	May 01, 2021
Operating Expenses:
Management Fee	0.54%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.40%	[1]
Total Annual Portfolio Operating Expenses	0.94%	[1]

[1]	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include the Acquired Fund Fees and Expenses.